Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment, net consisted of the following:

	As of March 31, 2014	As of June 30, 2013
Land	$254	$254
Leasehold improvements	2,023	1,604
Machinery and equipment	11,231	7,320
Furniture and fixtures	1,505	1,379
Construction in process	993	1,683

	16,006	12,240
Less accumulated depreciation	(6,652)	(5,592)

	$9,354	$6,648

Property and equipment, net consisted of the following:

	As of June 30,
	2012	2013
Land	$254	$254
Leasehold improvements	1,085	1,604
Machinery and equipment	5,328	7,320
Furniture and fixtures	1,114	1,379
Construction in process	1,581	1,683

	9,362	12,240
Less accumulated depreciation	(4,502)	(5,592)

	$4,860	$6,648